Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 4 – Leases

Lessor Accounting

We own rental properties which are leased to tenants under operating leases with current expirations ranging from 2023 to 2040, with options to extend or terminate the leases. Revenues from such leases are reported as Rental revenue in our consolidated statements of operations, and are comprised of (i) lease components, which includes fixed and variable lease payments and (ii) non-lease components which includes reimbursements of property level operating expenses. We do not separate non-lease components from the related lease components as allowed under the ASC 842 practical expedient, as the timing and pattern of transfer are the same, and account for the combined component in accordance with ASC 842.

Fixed lease revenues represent the base rent that each tenant is required to pay in accordance with the terms of their respective leases reported on a straight-line basis over the non-cancelable term of the lease. Variable lease revenues include payments based on (i) tenant reimbursements, (ii) changes in the index or market-based indices after the inception of the lease, (iii) percentage rents, or (iv) the operating performance of the property. Variable lease revenues are not recognized until the specific events that trigger the variable payments have occurred.

The following table summarizes the components of lease revenues (amounts in thousands):

	December 31,
	2022	2021
Fixed lease revenues	$878	$718
Variable lease revenues (1)	282	171
Lease revenues (2) (3)	$1,160	$889

(1)	Includes reimbursements for property taxes, insurance, and common area maintenance services.
(2)	Excludes lease intangible amortization of $0.3 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively.
(3)	Excludes straight-line rent of less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.

In certain of our leases, the tenant is obligated to pay the real estate taxes, insurance, and certain other expenses directly to the vendor. These obligations, which have been assumed by the tenants, are not reflected in our consolidated financial statements. To the extent any such tenant defaults on its lease or if it is deemed probable that the tenant will fail to pay for such obligations, a liability for such obligations would be recorded.

We assess the collectability of substantially all lease payments due by reviewing a tenant’s payment history or financial condition. Changes to collectability are recognized as a current period adjustment to rental revenue. We have assessed the collectability of all recorded lease revenues as probable as of December 31, 2022.

Minimum Future Lease Payments

The following table summarizes the minimum future contractual rents to be received (exclusive of expenses paid by tenants, and percentage of sales rents) on non-cancellable operating leases as of December 31, 2022 (amounts in thousands).

For the year ended December 31,
2023	$958
2024	758
2025	1,246
2026	1,153
2027	1,139
Thereafter	11,824
Total (1)	$17,078

(1)	Excludes $0.1 million of straight-line rent and $2.1 million of lease intangible amortization.

Unbilled Straight-Line Rent

As of December 31, 2022 and 2021, our unbilled rent receivables aggregating less than $0.1 million and zero, respectively, represent rent reported on a straight-line basis in excess of rental payments required under the respective leases and are included in Other assets in our consolidated balance sheets. The unbilled rent receivable is to be billed and received pursuant to the lease terms during the next 9.7 years.

As of December 31, 2022 and 2021, our unbilled rent payables aggregating $0.1 million and $0.5 million, respectively, represent rent reported on a straight-line basis less than rental payments required under the respective leases and are included in Accrued expenses and other liabilities in our consolidated balance sheets. The unbilled rent payable is to be billed and received pursuant to the lease terms during the next 17.8 years.

We assess the collectability of unbilled rent receivable balances by reviewing a tenant’s payment history and financial condition. We have assessed the collectability of all unbilled rent receivable balances as probable as of December 31, 2022.

Lessee Accounting

Ground Lease

We are a lessee under a ground lease in Sarasota, Florida. As discussed in “Note 3 - Summary of Significant Accounting Policies”, we applied the optional package of practical expedients permitted under ASC 842’s transition guidance, which permitted us to not reassess the original operating lease classification as of the Date of Adoption. The settlement date to close on the exercised purchase option on our ground lease was extended in December 2022 to April 30, 2023. Accordingly, as of the remeasurement date on December 29, 2022, we reclassified this contract from an operating lease to a finance lease and recorded a financing lease liability of $5.0 million for the obligation to make payments under the lease (a non-cash financing activity during the year ended December 31, 2022) and a financing ROU asset of $5.0 million for the right to use the underlying asset during the lease term, which are included in Lease liabilities and Other assets, respectively, in our consolidated balance sheet. As of December 31, 2022, the remaining lease term, including renewal options deemed exercised, is 0.3 years. We applied a discount rate of 8.1% based on our incremental borrowing rate (“IBR”) given the term of the lease, as the rate implicit in the lease is not known. This IBR was determined based on borrowing rates available to us in the market for a term similar to the applicable lease. During the year ended December 31, 2022, we recognized $0.6 million of lease expense related to this ground lease on one of our development investments which is included in Real estate under construction in our consolidated balance sheet.

Minimum Future Lease Payments

The following table summarizes the minimum future lease payments related to our finance ground lease as of December 31, 2022 (amounts in thousands):

For the year ended December 31,
2023	$5,158
2024	—
2025	—
2026	—
2027	—
Thereafter	—
Total undiscounted cash flows	5,158
Present value discount	(137)
Lease liability	$5,021

There are no operating leases for which we are the lessee, therefore there are no related ROU assets or lease liabilities as of December 31, 2022.